Annual Total Returns - FidelityPuritanFund-KPRO - FidelityPuritanFund-KPRO - Fidelity Puritan Fund - Fidelity Puritan Fund - Class K	Oct. 30, 2024
Bar Chart Table:
Annual Return 2014	10.86%
Annual Return 2015	1.82%
Annual Return 2016	5.20%
Annual Return 2017	18.86%
Annual Return 2018	(4.13%)
Annual Return 2019	21.38%
Annual Return 2020	20.68%
Annual Return 2021	19.01%
Annual Return 2022	(17.15%)
Annual Return 2023	20.28%